Quarterly Results of Operations	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

Note 19 Quarterly Results of Operations (in thousands, unaudited)

	Quarter Ended
2014	March 31	June 30	September 30	December 31
Revenue (1)	$628,890	$615,749	$608,625	$619,122
Income from operations (1)	328,700	315,060	310,811	292,707
Net income	82,896	67,771	68,620	17,220	(3)
Net income attributable to Intelsat S.A.	81,946	66,768	67,624	16,194	(3)
Net income attributable to common shareholders	81,946	56,851	67,624	16,194	(3)
Net income per share attributable to Intelsat S.A.:
Basic (2)	$0.77	$0.53	$0.63	$0.15
Diluted (2)	0.70	0.53	0.58	0.14

	Quarter Ended
2015	March 31	June 30	September 30	December 31
Revenue (1)	$602,306	$598,109	$580,847	$571,259
Income (loss) from operations (1)	292,762	290,842	284,999	(3,897,122)
Net income (loss)	55,665	61,236	78,967	(4,115,321	) (4)
Net income (loss) attributable to Intelsat S.A.	54,717	60,220	77,982	(4,116,306	) (4)
Net income (loss) attributable to common shareholders	54,717	50,301	77,982	(4,116,306	) (4)
Net income (loss) per share attributable to Intelsat S.A.:
Basic (2)	$0.51	$0.47	$0.73	$(38.29)
Diluted (2)	0.47	0.47	0.66	(38.29)

(1)	Our quarterly revenue and operating income (loss) are generally not impacted by seasonality, as customer contracts for satellite utilization are generally long-term. Revenue declines shown above were primarily due to declines from our network services customers, mainly due to reduced volumes resulting from non-renewals and point-to-point connectivity and certain cellular backhaul services which are shifting to fiber alternatives, together with non-renewals and renewal pricing at lower rates for enterprise network services. Additional declines in Channel services related to the continued migration of international point-to-point satellite traffic to fiber optic cable, a trend which we expect will continue.
(2)	Basic and diluted earnings per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.
(3)	Includes a $40.4 million loss on early extinguishment of debt related to the redemption of debt in connection with the 2014 Intelsat Jackson Notes Redemption and $5.0 million payment for development costs.
(4)	Includes a $4.2 billion impairment of goodwill and other intangibles.